Marketable Securities	12 Months Ended
Dec. 31, 2013
Marketable Securities [Abstract]
Marketable Securities
Marketable Securities
Our investments in marketable securities are classified as available-for-sale securities in accordance with FASB ASC Topic 320, Investments — Debt and Equity Securities. These securities are carried at their fair value, and all unrealized gains and losses are recorded within other comprehensive income. Marketable securities are classified as current for those expected to mature or be sold within 12 months and the remaining portion is classified as non-current. The cost of investment securities sold is determined by the specific identification method.
As of December 31, 2013 and 2012, we had current marketable securities totaling $6.9 million and $12.6 million, respectively, consisting of investments in corporate, government, agency bonds, certificates of deposits, and corporate equity securities, all of which are valued at fair value using a market approach. In addition, we had non-current marketable securities totaling $7.7 million as of December 31, 2013, consisting of investments in corporate, government, and agency bonds, all of which are valued at fair value using a market approach.
The following tables present a summary of our marketable securities (in thousands):

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized (Losses)	Estimated Fair Value
At December 31, 2013
Available-for-sale marketable securities
U.S. agency debt securities	$5,002	$—	$(4)	$4,998
Certificate of deposit	245	—	—	245
Corporate debt securities	5,186	2	—	5,188
U.S. government debt securities	4,116	1	—	4,117
Total available-for-sale marketable securities	$14,549	$3	$(4)	$14,548

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized (Losses)	Estimated Fair Value
At December 31, 2012
Available-for-sale marketable securities
U.S. agency debt securities	2,500	—	—	2,500
Corporate debt securities	2,000	1	—	2,001
Total debt securities	$4,500	$1	$—	$4,501

Corporate equity securities	2,878	$5,267	—	8,145

Total available-for-sale marketable securities	$7,378	$5,268	$—	$12,646

The maturities of available-for-sale debt securities at December 31, 2013 are as follows:

	Available-for-Sale
	Cost Basis	Fair Value
Due in one year or less	$6,896	$6,898
Due after one year through two years	6,153	6,151
Due after two years through five years	1,500	1,499
	14,549	14,548